1185 Avenue of the Americas
New York, New York 10036-4003
www.kslaw.com

E. William Bates, II
Direct Dial: 212/556-2240
Fax: 212/556-2222
wbates@kslaw.com

October 29, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
 Washington, D.C. 20549
 Attention: Mary K. Fraser, Division of Corporate Finance

Re:	MIM Corporation
Form S-4 Registration Statement
File No. 333-119098

Ladies and Gentlemen:

          On behalf of MIM Corporation (“MIM”), we are transmitting Amendment No. 1 to the Registration Statement on Form S-4, reflecting revisions made in response to the Staff’s comments in its letter dated October 21, 2004. As we discussed with the Staff, Amendment No. 1 also contains a proposal to increase the number of shares available for grant under MIM’s 2001 Incentive Stock Plan and the disclosures required under Schedule 14A with respect to such proposal. For your convenience we are delivering supplementally three copies of Amendment No. 1 to the Registration Statement marked to show the changes to the Registration Statement filed on September 17, 2004.

          In response to the Staff’s comments to the Registration Statement filed on September 17, 2004, we are supplying the following supplemental information. The paragraph numbers correspond to the paragraph numbers contained in the Staff’s comment letter dated October 21, 2004. The page references in the responses set forth below are to the pages of Amendment No. 1 to the Registration Statement.

Form S-4

Comments applicable to the entire document

1.
It appears that you may intend to use this prospectus for the reoffering to the public of securities by persons receiving stock in the merger. Please refer to General Rule A. 1 to the Form S-4 and advise. If so, please provide the information specified in Item 7 of the Form S-4.

Securities and Exchange Commission
Friday, October 29, 2004

Response : MIM does not intend to use this prospectus for a reoffering to the public by persons receiving stock in the merger.

2.
We do not think you have provided an adequate description of how the company will be managed, and by whom, subsequent to the merger. Also, investors need appropriate information about the ownership of the company after the merger. Please provide the information specified in Item 403 of Regulation S-K for the combined company.
Response : MIM has added information about the management and ownership of the combined company to the section entitled “The Merger – Operations and Management Following the Merger” beginning on page 55, including the information specified in Item 403 of Regulation S-K for the combined company.

3.
Please revise your document to include the information regarding management specified in Item 18(a)(5) and (7) of the Form S-4 for the combined company subsequent to the merger. Also include the appropriate consents as specified in Rule 436 of Regulation C.

Response : MIM has added information regarding management of the combined company specified in Item 18(a)(5) and (7) of the Form S-4 to the sections entitled “The Merger–Interests of Chronimed Directors and Officers” beginning on page 52, “The Merger–Interests of MIM Directors and Officers” beginning on page 54, “The Merger –Operations and Management Following the Merger” beginning on page 55, “The Merger – Operations and Management Following the Merger – Common Stock Ownership by Certain Beneficial Owners and Management” beginning on page 59, and “MIM Stock Plan and Compensation Information” beginning on page 83. The consent specified in Rule 436 of Regulation C for Henry F. Blissenbach is being filed with Amendment No. 1. The consents for the remaining new directors of the combined company will be filed by amendment when those directors have been finalized.

4.
It is unclear whether any members of MIM’s management have provisions in their employment agreements that could be triggered as a result of the merger transaction. Please advise or revise as appropriate.

 Response : MIM has added the section entitled “MIM Stock Plan and Compensation Information–Employment Agreements” beginning on page 87 and “The Merger–Interests of MIM Directors and Officers” beginning on page 54 to discuss the employment agreements with MIM’s management. We advise you that neither the merger nor the other contemplated transactions by themselves are expected to trigger any change of control or other severance payment under any MIM employment agreement or compensation arrangement. Also, no MIM stock options will accelerate as a result of the merger.

5.	At various places in the document you indicate that you expect to achieve cost savings and operating synergies as a result of the merger. However, you have not adequately

Securities and Exchange Commission
Friday, October 29, 2004

discussed the steps you will take to achieve these anticipated results. For example, do you anticipate terminating employees and/or closing facilities? Please revise the document accordingly.

Response: MIM has added the section entitled “The Merger – Operations and Management Following the Merger–Anticipated Cost Savings” beginning on page 56 to discuss the combined company’s plans to achieve cost savings and operating synergies as a result of the merger.

Prospectus Cover Page

6.
Currently your cover page is dense and difficult to read. This is due, in part, to the inclusion of excess information about the proposed transaction and an emphasis on the mechanics of the transaction rather than the interests of the investors. It is also presented in a typeface size too small to be easily read. Please limit the cover page to the information specified in Item 501 of Regulation S-K and such other minimal, additional information as is necessary for an investor to make an informed decision. We note that a good deal of the information is repeated in the Q&A section and the Summary. Since information should only be provided once in the forepart of the document, you need to choose which part of the forepart of the document is the most appropriate place to present the information. For example, the information in the second paragraph about the meetings could be deleted since the notices of the meetings immediately following this page contain the same information. You could delete the third paragraph because the information in it repeats information already provided in the first paragraph and again in the fifth paragraph.

Response : MIM has revised the cover page to include only the information specified in Item 501 of Regulation S-K and such other additional information that we believe is necessary for an investor to make an informed decision. In addition, the front part of the document has been revised to eliminate the Q&A section and other repetitive information, to correct the font size and to reorganize the Summary section.

7.
Please revise the cross reference to the risk factor section to make it more prominent and to delete the parenthetical phrase. If the information in parenthesis is material, present it in its own sentence. Also, we do not understand why the third paragraph is presented in bold face type. Is this information more important than the remainder of the information on the page?

Response : MIM has revised the cross reference to the risk factor section on the cover page to make it more prominent and to delete the parenthetical phrase. MIM has also removed the bold face type from the third paragraph (now the second paragraph) of the cover page.

Securities and Exchange Commission
Friday, October 29, 2004

8.
Once you have deleted all of the repetitive and unnecessary information, you should increase the size of the typeface so that it is at least as large and legible as 10-point modem type. Please refer to Rule 420 of Regulation C.

Response: In response to the Staff’s comment, the typeface size on the cover page has been increased.

Questions and Answers – page_2

9.
If you retain this section, the Q&A’s should be limited to procedural matters and should not include any matters related to the substance of the transaction. In addition, it should not include information that is presented elsewhere in the forefront of the document. Currently, most of the Q&A’s involve substantive matters and/or repeat information also provided on the cover page, in the notices of the meetings and in the Summary. We think that in most cases, the repetitive information is more appropriately disclosed in the Summary. Please revise the entire section accordingly.

 Response : MIM has eliminated the Q&A section, and any non-duplicative portions of the old Q&A section have been moved to the Summary section or the notices of the special meetings.

Summary – page 8

10.
Item 503(a) of Regulation S-K indicates that the summary should be a brief overview of the key aspects of the offering. However, your summary currently is 13 pages long. Some of the information is repetitive. For example, the information about the special meetings found on pages 8-10 has already been discussed on the cover page, the notices of the special meetings and the Q&A section. It will also be discussed again in the body of the prospectus. Please revise the summary to delete all redundant information so that information is provided just once in the forefront of the document.

  Response : MIM has revised the Summary section to reduce its length and eliminate information that was repetitive with other information in the forefront of the document.

11.
It is not clear from the summary what information you intend to highlight for shareholders. In part, this is due to a lack of a clear organizational framework for the disclosure. The summary should present information in order of importance to your shareholders. Please rewrite the summary from their perspective. We think the shareholders of both companies will find the disclosure most helpful if you follow the description of the companies with an explanation of how the merger will affect their investment. This includes a discussion of the exchange ratio, appraisal rights and material federal income tax consequences and the percentage of MIM to be owned by the current MIM shareholders and the Chronimed shareholders, assuming the transaction is approved. Also, if the outcome of either vote is assured, this should be clearly stated.

Securities and Exchange Commission
Friday, October 29, 2004

Response : MIM has revised the Summary section (see pages 2 to 7) to rearrange the order of the information presented in light of the Staff’s comment. We advise that there are no voting agreements in place with respect to the proposals presented in the joint proxy statement/prospectus so no disclosure regarding the outcome of the vote is included.

12.
Please delete the discussion of the “Form of the Merger” from page 10. While this information is important to lawyers and the people writing this document, it is not likely to be important to stockholders and their investment decision, and should not be included here.

 Response : MIM has deleted the section entitled “Form of the Merger.”

13.
We do not understand why you have bolded language in the last paragraph on page 12 and the first paragraph of page 13. Is the bolded information more important than the other information on these pages? Please revise to delete it.

 Response : MIM has eliminated the bold face type in the section entitled “Summary –The Merger–Opinions of Financial Advisors” beginning on page 4.

Comparative Per Share Information (Unaudited) – page 16

14.
Here and elsewhere in the document you have presented information, such as footnotes and financial information, in a type size smaller than the remainder of the narrative. Please revise the entire document so that the same type size is used throughout.

  Response : Except to the extent a table or chart is unable to fit within the page margins, the font size has been made uniform throughout the document.

Risk Factors – page 22

15.
Currently your introductory paragraph is unnecessarily legalistic and wordy. For example, the first sentence contains 95 words and repeats the subjects being voted on. Please revise it in plain English and eliminate the unnecessary repetition.

  Response : MIM has revised the introductory paragraph for the Risk Factors section on page 15 to be in plain English and to eliminate unnecessary repetition.

If the merger is completed, the combined company may be unable... – page 23

16.
As currently written, this risk factor is too generic to be meaningful to your investors. Please revise it to include an adequate factual context for evaluating the risk, quantifying the disclosure to the extent practicable. For example, what cost savings are you anticipating? What physical consolidations are you contemplating? What sorts of

Securities and Exchange Commission
Friday, October 29, 2004

unknown liabilities and unknown costs are you referring to? Please revise the risk factor accordingly.

 Response : MIM has revised this risk factor on page 16 to add cross references to sections of the document that provide, to the extent information is available, information regarding anticipated cost savings and consolidations.

Whether or not the merger is completed, the announcement and pendency of the merger could cause disruptions in the businesses of MIM and Chronimed... – page 24

17.
Since the merger has been pending since August 9 th , we anticipate that you will revise this risk factor to discuss any adverse consequences that either company has actually experienced to date.

  Response : MIM has not revised this risk factor at this time. This will confirm that MIM will revise this risk factor as a result of any adverse consequences experienced by MIM or Chronimed through the effective date of the registration statement.

The commencement of the legal proceeding against Chronimed and its board of directors... – page 24

18.
Both the subheading and the body of the risk factor assume that shareholders know facts about this litigation that you have not yet discussed in the document. For example, what legal proceedings are you referring to? What do they relate to and why have they been filed? What is the timeframe for resolution of the proceedings? How, specifically, will the proceedings cause disruptions in the businesses of both Chronimed and MIM? Please revise both the risk factor and its subheading to describe a specific risk and specific adverse consequences to each company. The revised risk factor should also contain an adequate factual context for evaluating the risk.

Response: MIM has revised the risk factor heading and discussion on page 18 to expand the description of the legal proceeding and the risks associated with the legal proceeding.

The price of the combined company’s common stock may decline as a result of the disposition of a substantial number of shares of stock after completion of the merger. – page 25

19.
As currently written, the disclosure does not provide an adequate factual context for evaluating the risk. While the first sentence refers to sales by MIM’s management, none of the disclosure discusses the extent of management’s ownership. In addition, the information about Chronimed management’s ownership is too complicated. What matters to investors is the aggregate amount of shares to be owned by Chronimed’s management after the merger, not whether they are owned as the result of accelerated vesting of options. Please revise the disclosure to simply disclose the aggregate numbers

Securities and Exchange Commission
Friday, October 29, 2004

of shares to be owned by management subsequent to the merger and delete the references to the accelerated vesting of options.

Response : After evaluating the Staff’s comment, MIM has deleted this risk factor.

Obtaining regulatory approvals may delay or prevent completion of the merger .... – page 25

20.
Please provide factual support for the claims you make in this risk factor. For example, do you have some reason to anticipate that these approvals could be delayed beyond the date the shareholders approve the transaction? Do you have a reason to believe restrictions might be imposed by federal or state authorities? If so, explain why. Also disclose the date the waiting periods will expire under the relevant regulations. At present, this “risk factor” appears to be nothing more than speculation about possibilities, rather than a discussion of a specific risk and its specific potential adverse consequences. Please revise it to identify a specific risk. If you cannot do this, please delete this risk factor.

 Response : After evaluating the Staff’s comment, MIM has deleted this risk factor.

Loss of key management as a result of the merger could adversely affect the combined company’s business. – page 27

21.
Currently, this risk factor and its subheading are so vague and generic that they could apply to any company in any industry. Please revise them to be specific to your company and your situation. For example, who are your “key managers” and what role do they play in your company? Do you have reason to believe any of them will leave? How would you replace them? What specific adverse consequences would you experience if each of them left?

Response: After evaluating the Staff’s comment, MIM has deleted this risk factor.

Cautionary Statement Regarding Forward-Looking Statements – page 28

22.
Currently, the disclosure in this section is excessively legalistic and wordy. Please revise it in plain English. Also, readers are not likely to know what you mean when you say that statements are “within the meaning of the ... Act.” If you retain the references to the Private Securities Litigation Reform Act, please include a plain English explanation of what the Act provides for. Provide similar disclosure for the term “safe harbor.”

 Response : MIM has revised the disclosure in the section entitled “Cautionary Statement Regarding Forward-Looking Statements” on page 20 to be in plain English and eliminate the reference to the Private Securities Litigation Reform Act.

Securities and Exchange Commission
Friday, October 29, 2004

The Merger – page 29

23.
The second sentence of the introductory paragraph is inappropriate and should be deleted. The discussion in this section should discuss all material provisions in the merger agreement and the financial advisors. However, we will not object if you simply urge investors to read the referenced documents.

 Response : As the Staff suggested, MIM has deleted the second sentence of the introductory paragraph on page 21. In addition, MIM revised the introductory paragraph to note simply that the section contains material information relating to the merger and they urge the investors to read it.

MIM Reasons for the – Merger – page 39

24.
In the fourth bullet on page 41 you refer to “certain investigations involving Chronimed.” Please be more explicit. In addition, we note that there is no risk factor or any other disclosure in this document regarding an investigation of Chronimed. Please explain why such disclosure is not provided.

 Response : MIM has revised the second to the last bullet on page 33 to provide more detail on the investigation. As explained in the revised disclosure, the referenced investigation has been tentatively settled and no risk factor is provided as MIM does not believe that it presents a material risk.

Opinion of Financial Advisor to MIM Board of Directors – page 41

25.
Please provide us with copies of any analyses, presentations or similar materials prepared for or by the financial advisor in connection with rendering the fairness opinion.

Response : Lehman Brothers’ counsel will deliver supplementally to the Staff confidential materials it prepared and presented to the MIM board of directors at its meeting on August 6, 2004.

26.
Please revise the tables in the discussion to also show the individual results for the companies used in each comparison.

 Response : MIM has revised the tables in the sections entitled “The Merger – Opinion of Financial Advisor to the MIM Board of Directors” beginning on page 34 and “The Merger – Opinion of Financial Advisor to the Chronimed Board of Directors” beginning on page 44 to show the individual results for the companies used in each comparison.

27.
Please revise the “Comparable Company Analysis” to describe how the advisor chose the companies and/or transactions used in the comparisons and explain why, “given the inherent differences between the business, operations and prospects of MIM and Chronimed and the business, operations and prospects of the companies included in the comparable company analysis” that the results are meaningful in evaluating this

Securities and Exchange Commission
Friday, October 29, 2004

transaction. We note that the disclosure refers to “qualitative judgments” concerning differences between the companies, but does not describe what those judgments were. We also note that you have not included the relevant calculations for MIM and Chronimed in the table on page 45. Please revise the disclosure accordingly.

 Response : MIM has revised the “Comparable Company Analysis” beginning on page 37 to describe how the financial advisor chose the companies and transactions used in the comparison and to include the relevant calculations for MIM and Chronimed in the table on page 38.

28.
For each analysis conducted, please clearly disclose the calculations for each of MIM and Chronimed and compare them to the calculations you made for the comparison companies and transactions.

 Response : MIM has revised the “Comparable Company Analysis” beginning on page 37 to disclose the calculations for each of MIM and Chronimed and to compare those calculations to the other companies and transactions shown.

29.
Please make similar revisions to the discussion of “Comparable Transaction Analysis” on page 46.

 Response : MIM has revised the “Comparable Transaction Analysis” beginning on page 38 to disclose the calculations for each of MIM and Chronimed and to compare those calculations to the other companies and transactions shown.

30.
Please clearly indicate whether each analysis conducted by the financial advisor contributed to its conclusion that the consideration was fair.

 Response : MIM has revised the disclosures on pages 34 to 41 in the section entitled “The Merger – Opinion of Financial Advisor to the MIM Board of Directors” to indicate that each analysis conducted by the financial advisor contributed to its conclusion that the consideration was fair.

Chronimed Reasons for the Merger – page 48

31.
Please replace the acronyms used in the discussion with the terms for which the acronyms stand. See, for example, “PBM,” “IVIG,” and “CMS” on page 48.

 Response : MIM has revised the section entitled “The Merger – Chronimed Reasons for the Merger” beginning on page 41 to eliminate the acronyms.

32.
Please revise the discussion of negative factors on page 50 to identify “the other negative factors” referenced in the second paragraph of page 50. Also indicate that you have disclosed all material negative factors considered.

Securities and Exchange Commission
Friday, October 29, 2004

Response : MIM has revised the discussion of negative factors in “The Merger –Chronimed Reasons for the Merger” on page 41 to remove the reference to “other negative factors.” MIM has been advised that the revised discussion discloses all material negative factors considered by the Chronimed board.

Recommendation of the Chronimed Board of Directors – page 51

33.
Please revise the second paragraph under this heading to delete the word “may” from the second sentence.

 Response : MIM has revised the second sentence in the second paragraph of “The Merger – Recommendation of the Chronimed Board of Directors” on page 44 to remove the word “may.”

Opinion of Financial Advisor to the Chronimed Board of Directors – page 51

34.
Please provide us with copies of any analyses, presentations or similar materials prepared for or by the financial advisor in connection with rendering the fairness opinion.

 Response : Banc of America Securities’ counsel will deliver supplementally to the Staff confidential materials it prepared and presented to the Chronimed board of directors at its meeting on August 4, 2004.

35.
Please eliminate the bold face type in the last two paragraphs on page 51, or in the alternative, explain why the bold faced formation is more important than the remainder of the information on the page.

 Response : In response to the Staff’s comment the bold face type has been eliminated in the last two paragraphs in “The Merger – Opinion of Financial Advisor to the Chronimed Board of Directors” beginning on page 44.

36.
Please revise the next to last paragraph in page 51 to eliminate the word “should” from the second sentence. While you may urge investors to read it, it is inappropriate to say that they “should.” In addition, you are required to include and investors are entitled to rely on the summary information included in this section of the document. It is inappropriate to say that the summary “is qualified in its entirety by reference to the full text of the opinion.” Please delete the third sentence from the same paragraph.

 Response : In response to the Staff’s comment, the third paragraph in the section “The Merger – Opinion of Financial Advisor to the Chronimed Board of Directors” on page 45 has been revised as suggested.

37.
The last sentence on page 51 states that “In furnishing its opinion, Banc of America Securities did not admit that it is an expert within the meaning of the term “expert”...” This statement is inappropriate and should also be deleted.

Securities and Exchange Commission
Friday, October 29, 2004

Response : In response to the Staff’s comment, the last sentence in the fourth paragraph in the section “The Merger – Opinion of Financial Advisor to the Chronimed Board of Directors” on page 45 has been revised as suggested.

38.
For each analysis conducted by the financial advisor, indicate whether the results contribute to its conclusion that the consideration was fair.

 Response : With respect to the Staff’s comment to compare how the results of each analysis support the ultimate conclusion of fairness, MIM has been advised that Banc of America Securities did not reach any particular conclusion as to whether or not each analysis supported its ultimate conclusion of fairness. MIM has also been advised that (i) Banc of America Securities’ opinion was based on all of the analyses and factors that it considered taken as a whole, (ii) as part of its normal analytical methodology, Banc of America Securities reaches a single conclusion as to fairness based on its experience and professional judgment and the analyses in their entirety, and (iii) as stated on pages 57 and 58, Banc of America Securities believes that selecting any portion of its analyses, including providing a conclusion regarding the fairness implications of any particular analysis, would create an incomplete view of the manner in which Banc of America Securities presented its analyses to the Chronimed board and the manner in which it reached its conclusion. MIM has been advised that Banc of America Securities is of the view that such disclosure would be potentially misleading and would not be representative of Banc of America Securities’ internal processes or presentation to the Chronimed board.

39.
In the bullets on page 52, there are numerous references in which the word “certain” appears as an adjective. See, for example, “certain publicly available financial statements” and “certain financial forecasts” in the first and third bullets. The use of the word “certain” in these contexts raises more questions than it answers. If the identity of the forecasts or financial statements is material to the discussion, identify them. If not, delete the word “certain.”

 Response : In response to the Staff’s comment, the bullets on pages 45 and 46 have been revised as suggested.

40.
In the last paragraph on page 53 you refer to “customary investment banking practice” and “generally accepted valuation methods.” This is industry jargon and your investors are not likely to know what you are referring to. If you retain this language, please explain, in context, what each of these terms mean.

 Response : In response to the Staff’s comment, the language has been deleted.

41.	Please revise each table in the discussion to also show the individual calculations for each company used in the comparison.

Securities and Exchange Commission
Friday, October 29, 2004

Response : In response to the Staff’s comment, the tables in “The Merger – Opinion of Financial Advisor to the Chronimed Board of Directors” beginning on page 44 have been revised as suggested.

42.
Please expand the discussion of the financial advisor’s “Comparable Company Analysis” on page 54 to include the appropriate calculations for MIM and Chronimed.

 Response : In response to the Staff’s comment, the discussion of the financial advisor’s “Comparable Company Analysis” beginning on page 47 has been expanded as suggested.

43.
Please explain the basis on which the financial advisor determined that the four companies used in the comparison are comparable to MIM and/or Chronimed.

 Response : In response to the Staff’s comment, the requested disclosure was added to the “Comparable Company Analysis” discussion beginning on page 47.

44.
Please refer to the analysis discussed in the last paragraph on page 54 and the first table on page 55. Please include appropriate calculations for MIM and Chronimed and explain why the named companies are comparable and why “every company” wasn’t included in the comparison. Also, we do not understand your references, in several places in this section, to “the factors considered above.” What factors are you referring to?

 Response : In response to the Staff’s comment, the requested disclosure was added to the “Comparable Company Analysis” discussion beginning on page 47.

45.
Name the companies used in the “Comparable Transactions Analysis” and provide the appropriate calculations for each, along with the calculations for MIM and Chronimed.

 Response : In response to the Staff’s comment, the requested disclosures have been made to the “Comparable Transaction Analysis” beginning on page 47.

46.
Please refer to the “Accretion/Dilution Analysis” discussed on page 57. Please revise to explain what the term “base synergies projections” refers to ..

 Response : In response to the Staff’s comment, the discussion of “Accretion/Dilution Analysis” beginning on page 51 was revised to explain the term “base synergies projections.”

Certain Litigation – page 63

47.
Please revise the discussion of litigation to include all of the information specified in Item 103 of Regulation S-K, including the names of the parties. Also update the status of the litigation to the most recent date.

 Response : In response to the Staff’s comment, the discussion in “The Merger – Certain Litigation” beginning on page 62 has been revised as suggested.

Securities and Exchange Commission
Friday, October 29, 2004

48.
Please provide us with copies of all of pleadings and any orders filed or issued to date in the litigation.

 Response : We will deliver supplementally copies of all pleadings for such litigation. We have been advised that no orders have been filed or issued with respect to such litigation.

Material U S Federal Income Tax Consequences – page 65

49.
In the first paragraph on page 65 you indicate the discussion applies only to those holders of Chronimed stock that hold them as capital assets “within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended.” If you retain this disclosure, you will need to explain, in plain English, exactly what this statement means. Please revise the disclosure accordingly.

 Response : In response to the Staff’s comment, the first paragraph on page 64 under “Material U.S. Federal Income Tax Consequences” has been revised to delete the reference to Section 1221 of the Internal Revenue Code.

50.
You state, on page 65, that stockholders “should” consult their tax advisors. This is inappropriate. While you may “urge” them to consult with their advisors, they are entitled to rely on the information provided here. Please revise the disclosure accordingly.

 Response : In response to the Staff’s comment, the language in the third paragraph on page 64 under “Material U.S. Federal Income Tax Consequences” has been revised to “urge” stockholders to consult with their tax advisor.

51.
We note that the tax opinions have not yet been filed. Please be aware that the tax opinions must be included in the registration statement at the time it is declared effective. We urge you to file the opinions as soon as possible to ensure that the Staff has sufficient time to review them prior to your desired effectiveness date.

 Response : We are submitting supplementally the form of tax opinions that will be filed as exhibits in connection with MIM’s request for acceleration of effectiveness.

52.
Please clearly indicate the identity of party or parties giving the opinion summarized or included in the registration statement as well as the appropriate consents required of these parties.

 Response : We have identified on page 65 in the section entitled “Material U.S. Federal Income Tax Consequences – Tax Consequences of the Merger Generally” the two law firms, King & Spalding LLP and Gray, Plant, Mooty, Mooty & Bennett, P.A., providing tax opinions. The law firms will deliver their consents in their respective opinions, which will be included as Exhibits 8.1 and 8.2 to the Registration statement. For your convenience, we are delivering supplementally drafts of these tax opinions.

Securities and Exchange Commission
Friday, October 29, 2004

53.
Please refer to the section called “Tax Consequences of the Merger Generally” on page 66. Your current disclosure assumes outcome of the matter counsel needs to opine on. Revise the discussion to clearly indicate whether the combination will qualify as a reorganization.

 Response : In response to the Staff’s comment, the section entitled “Tax Consequences of the Merger Generally” on page 65 has been revised to indicate that the combination will qualify as a reorganization.

54.
In this section you refer to “customary assumptions.” Stockholders are not likely to know what they are. If you retain the disclosure you will need to explain, in plain English, what they are.

 Response : In response to the Staff’s comment, the section called “Tax Consequences of the Merger Generally” on page 65 has been revised to remove the reference to “customary assumptions.”

Appendix B – Lehman Brothers–Opinion.

55.
Please revise to include a consent to the use of the financial advisor’s name and this opinion in the registration statement.

 Response : As discussed with the Staff, Lehman Brothers’ consent to the use of its opinion and of its name in the joint proxy statement/prospectus was attached as Exhibit 99.3 to the Registration Statement on Form S-4 as filed on September 17, 2004.

Appendix C – Banc of America Opinion

56.
Please revise to include a consent to the use of the financial advisor’s name and this opinion in the registration statement.

Response : As discussed with the Staff, Banc of America Securities’ consent to the use of its opinion and of its name in the joint proxy statement/prospectus was attached as Exhibit 99.4 to the Registration Statement on Form S-4 as filed on September 17, 2004.

Securities and Exchange Commission
Friday, October 29, 2004

          We request that you review Amendment No. 1 to the Registration Statement and this letter as soon as possible. We appreciate very much the promptness of your comments. Please contact me if you have any questions or if I may be of any assistance with regard to the enclosed materials.

Very truly yours,

E. William Bates, II

cc:	Barry A. Posner General Counsel MIM Corporation

Paul G. Prince King & Spalding LLP

Jean M. Davis Mark D. Williamson Gray, Plant, Mooty, Mooty & Bennett, P.A.